RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES

NOTE 13 -RELATED PARTIES’ TRANSACTIONS AND BALANCES

The amounts in the table below refer to TAT-Engineering joint venture and affiliates.

Transactions:

	Year ended December 31,
	2021	2020	2019

Revenue -
Sales to related-party company (*)	$88	$173	$596
Cost and expenses -
Supplies from related party (*)	$654	$362	$552

Balances:

	December 31,
	2021	2020

Trade receivables and other receivables (*)	$799	$740
Trade payables and other payables (*)	$95	$122

(*) includes mainly transactions with TAT-Engineering affiliated companies.